ADVANCES FOR SALE OF COMMON STOCK	12 Months Ended
Jun. 30, 2017
Equity [Abstract]
ADVANCES FOR SALE OF COMMON STOCK

Note 9 – advances fOR sale of common stock

In June 2017, The Company received prepayments for stock subscriptions to purchase 286,000 share of the Company’s common stock at $2.35 per share. The Company received the payment totaling $672,100 from investors and recorded it as advances for sale of common stock as of June 30, 2017(See Note 14).